UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period:  January 31, 2018

Item 1. Schedule of Investments.

Schedule of Investments January 31, 2018 (Unaudited)

Jackson Square All-Cap Growth Fund

Description	Shares	Value
COMMON STOCKS - 97.5%
Consumer Discretionary - 15.9%
Cars.com *	1,219	$36,192
Dollar General	622	64,141
Domino's Pizza	239	51,827
Dunkin' Brands Group	864	55,858
eBay *	3,395	137,769
Liberty Global - Series A * (a)	1,006	37,604
Liberty Global - Series C * (a)	2,293	81,998
Liberty Interactive QVC Group - Class A *	4,441	124,748
Liberty TripAdvisor Holdings - Series A *	9,663	85,034
Naspers - Class N (a)	132	37,593
New York Times - Class A	1,581	36,758
Shutterstock *	250	11,065
Smiles Fidelidade (a)	152	3,919
Start Today (a)	863	25,499
TripAdvisor *	2,441	84,630
Zalando * (a)	82	4,806
		879,441
Energy - 0.6%
Centennial Resource Development - Class A *	301	6,143
Kinder Morgan	1,615	29,038
		35,181
Financial Services - 26.9% #
Affiliated Managers Group	342	68,274
Charles Schwab	3,630	193,624
CME Group	740	113,575
Crown Castle International - REIT	916	103,297
Element Fleet Management (a)	8,409	56,744
Equinix - REIT	24	10,925
Equity Commonwealth - REIT *	2,144	64,127
Intercontinental Exchange	986	72,806
LendingClub *	2,535	9,278
LendingTree *	111	40,832
Mastercard - Class A	729	123,201
Outfront Media - REIT	1,930	43,232
PayPal Holdings *	3,951	337,099
Redfin *	3,481	70,664
Visa - Class A	1,160	144,107
WisdomTree Investments	3,407	39,487
		1,491,272
Health Care - 15.2%
ABIOMED *	175	41,125
Allergan	432	77,872
athenahealth *	271	33,959
Biogen *	654	227,468
Bioverativ *	350	36,071
Cambrex *	21	1,183
Celgene *	637	64,439
DENTSPLY SIRONA	1,730	105,201
Evolent Health - Class A *	558	7,868
Illumina *	298	69,327
IQVIA Holdings *	1,079	110,263
UnitedHealth Group	299	70,797
		845,573
Producer Durables - 6.8%
Boeing	201	71,229
Expeditors International of Washington	535	34,748
Experian (a)	421	9,703
FedEx	741	194,498
Zebra Technologies - Class A *	526	64,782
		374,960
Technology - 30.7% #
Alibaba Group Holding - ADR *	36	7,355
Alphabet - Class A *	108	127,680
Alphabet - Class C *	98	114,654
Amadeus IT Group (a)	63	4,884
Applied Materials	745	39,954
ASML Holding (a)	122	24,734
ASML Holding - ADR	92	18,672

Baidu - ADR *	124	30,618
BlackBerry *	1,264	16,002
CarGurus *	510	17,085
Electronic Arts *	789	100,171
Facebook - Class A *	196	36,630
IHS Markit *	697	33,268
IPG Photonics *	258	65,003
Logitech International (a)	729	30,574
MercadoLibre	30	11,613
Micro Focus International (a)	920	28,124
Microsoft	4,357	413,959
NVIDIA	147	36,133
Paycom Software *	96	8,797
Samsung Electronics (a)	3	7,012
Samsung Electronics - GDR *	24	28,038
Scout24 (a)	1,518	70,305
Symantec	4,017	109,383
Take-Two Interactive Software *	1,267	160,491
Tencent Holdings (a)	433	25,585
Ubiquiti Networks *	351	28,315
Wix.com *	1,082	66,056
Yelp *	907	39,745
		1,700,840
Utilities - 1.4%
j2 Global	955	76,390
TOTAL COMMON STOCKS
(Cost $4,346,645)		5,403,657

SHORT-TERM INVESTMENTS - 2.9%
Fidelity Institutional Government Portfolio - Class I, 1.22% ^	81,218	81,218
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class, 1.21% ^	81,218	81,218
TOTAL SHORT-TERM INVESTMENTS
(Cost $162,436)		162,436

Total Investments - 100.4%
(Cost $4,509,081)		5,566,093
Other Assets and Liabilities, Net - (0.4)%		(21,335)
Total Net Assets - 100.0%		$5,544,758

*	Non-income producing security.
(a)	Foreign security.
#
As of January 31, 2018, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The financial services sector may be more sensitive to changes in governmental regulation, interest rates, domestic and international economies, loan losses, price competition and industry consolidation. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

^	The rate shown is the annualized seven day effective yield as of January 31, 2018.
REIT - Real Estate Investment Trust
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$5,106,800	$296,857	-	$5,403,657
Short-Term Investments	162,436	-	-	162,436
Total Investments	$5,269,236	296,857	-	$5,566,093

Transfers between Levels are recognized at the end of the reporting period.  During the period ended January 31, 2018, the Fund recognized no transfers between any Levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments January 31, 2018 (Unaudited)

Jackson Square Global Growth Fund

Description	Shares	Value
COMMON STOCKS - 97.9%
Brazil - 3.2%
MercadoLibre	541	$209,421
Smiles Fidelidade	4,285	110,487
		319,908
Canada - 1.2%
Element Fleet Management	18,325	123,657
China/Hong Kong - 4.3%
Alibaba Group Holding - ADR *	1,073	219,203
Baidu - ADR *	873	215,561
		434,764
Denmark - 2.5%
DSV	3,028	248,961
Germany - 4.3%
Scout24	5,969	276,450
Zalando *	2,753	161,360
		437,810
Japan - 3.8%
MonotaRO	3,818	120,758
Start Today	8,862	261,848
		382,606
Netherlands - 2.9%
ASML Holding	1,439	291,743
South Africa - 2.0%
Naspers - Class N	691	196,794
South Korea - 2.9%
Samsung Electronics	127	296,841
Spain - 5.2%
Amadeus IT Group	3,985	308,954
Grifols	6,515	209,537
		518,491
United Kingdom - 15.6%
Bunzl	4,547	133,012
Experian	11,474	264,450
IHS Markit *	4,667	222,756
InterContinental Hotels Group	3,456	231,241
Intertek Group	3,994	284,975
Liberty Global - Series C *	6,456	230,866
Micro Focus International	6,622	202,428
		1,569,728
United States - 50.0%
Alphabet - Class A *	163	192,702
Alphabet - Class C *	166	194,210
Biogen *	827	287,639
Celgene *	1,909	193,114
CME Group	1,690	259,381
eBay *	7,548	306,298
Electronic Arts *	2,157	273,853
FedEx	1,060	278,229
Illumina *	703	163,546
Intercontinental Exchange	3,967	292,923
IPG Photonics *	1,086	273,618
IQVIA Holdings *	2,453	250,672
Mastercard - Class A	2,021	341,549
Microsoft	3,583	340,421
PayPal Holdings *	5,968	509,190
Symantec	5,895	160,521
TripAdvisor *	4,070	141,107
UnitedHealth Group	1,070	253,354
Visa - Class A	2,595	322,377
		5,034,704
TOTAL COMMON STOCKS
(Cost $7,386,424)		9,856,007

SHORT-TERM INVESTMENTS - 3.9%
Fidelity Institutional Government Portfolio - Class I, 1.22% ^	194,938	194,938
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class, 1.21% ^	194,939	194,939
TOTAL SHORT-TERM INVESTMENTS
(Cost $389,877)		389,877

Total Investments - 101.8%
(Cost $7,776,301)	10,245,884
Other Assets and Liabilities, Net - (1.8)%	(182,401)
Total Net Assets - 100.0%	$10,063,483

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of January 31, 2018.
ADR - American Depositary Receipt

At January 31, 2018, the sector diversification for the Fund was as follows:

	Sector	% of Net Assets
	Technology #	36.5%
	Financial Services	18.4%
	Consumer Discretionary	17.5%
	Health Care	13.5%
	Producer Durables	12.0%
	Short-Term Investments	3.9%
	Other Assets and Liabilities, Net	(1.8%)
	Total	100.0%

#
As of January 31, 2018, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$6,366,655	$3,489,352	-	$9,856,007
Short-Term Investments	389,877	-	-	389,877
Total Investments	$6,756,532	3,489,352	-	$10,245,884

Transfers between Levels are recognized at the end of the reporting period.  During the period ended January 31, 2018, the Fund recognized no transfers between any Levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments January 31, 2018 (Unaudited)

Jackson Square Large-Cap Growth Fund

Description	Shares	Value
COMMON STOCKS - 97.2%
Consumer Discretionary - 16.5%
Dollar General	40,232	$4,148,724
Domino's Pizza	15,886	3,444,879
eBay *	146,644	5,950,813
Liberty Global - Series A * (a)	34,386	1,285,349
Liberty Global - Series C * (a)	149,672	5,352,271
Liberty Interactive QVC Group - Class A *	176,130	4,947,492
TripAdvisor *	90,326	3,131,602
		28,261,130
Financial Services - 33.7% #
Charles Schwab	108,258	5,774,482
CME Group	23,977	3,679,990
Crown Castle International - REIT	62,447	7,042,148
Equinix - REIT	7,000	3,186,330
Intercontinental Exchange	82,513	6,092,760
Mastercard - Class A	51,740	8,744,060
PayPal Holdings *	152,022	12,970,517
Visa - Class A	82,373	10,233,198
		57,723,485
Health Care - 13.5%
Allergan	15,492	2,792,588
Biogen *	19,150	6,660,562
DENTSPLY SIRONA	73,600	4,475,616
Illumina *	13,561	3,154,831
IQVIA Holdings *	58,692	5,997,735
		23,081,332
Producer Durables - 3.7%
FedEx	24,084	6,321,568
Technology - 29.8% #
Alphabet - Class A *	5,863	6,931,356
Alphabet - Class C *	2,870	3,357,728
Applied Materials	83,342	4,469,631
Arista Networks *	14,522	4,005,458
ASML Holding - ADR	18,578	3,770,591
Electronic Arts *	36,984	4,695,489
Facebook - Class A *	21,228	3,967,301
Microsoft	115,219	10,946,957
Symantec	123,640	3,366,717
Take-Two Interactive Software *	43,503	5,510,525
		51,021,753
TOTAL COMMON STOCKS
(Cost $119,771,114)		166,409,268

SHORT-TERM INVESTMENTS - 2.5%
Fidelity Institutional Government Portfolio - Class I, 1.22% ^	2,175,206	2,175,206
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class, 1.21% ^	2,175,206	2,175,206
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,350,412)		4,350,412

Total Investments - 99.7%
(Cost $124,121,526)		170,759,680
Other Assets and Liabilities, Net - 0.3%		468,566
Total Net Assets - 100.0%		$171,228,246

*	Non-income producing security.
(a)	Foreign security.
#
As of January 31, 2018, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The financial services sector may be more sensitive to changes in governmental regulation, interest rates, domestic and international economies, loan losses, price competition and industry consolidation. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

^	The rate shown is the annualized seven day effective yield as of January 31, 2018.
REIT - Real Estate Investment Trust
ADR - American Depositary Receipt

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$166,409,268	-	-	$166,409,268
Short-Term Investments	4,350,412	-	-	4,350,412
Total Investments	$170,759,680	-	-	$170,759,680

Transfers between Levels are recognized at the end of the reporting period.  During the period ended January 31, 2018, the Fund recognized no transfers between Levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments January 31, 2018 (Unaudited)

Jackson Square Select 20 Growth Fund

Description	Shares	Value
COMMON STOCKS - 97.8%
Consumer Discretionary - 18.2%
eBay *	6,203	$251,718
Liberty Global - Series C * (a)	6,524	233,298
Liberty Interactive QVC Group - Class A *	8,706	244,551
TripAdvisor *	4,748	164,613
		894,180
Financial Services - 30.8% #
Charles Schwab	2,450	130,683
CME Group	859	131,839
Equity Commonwealth - REIT *	6,293	188,224
Intercontinental Exchange	3,636	268,482
PayPal Holdings *	5,174	441,446
Visa - Class A	2,861	355,422
		1,516,096
Health Care - 15.3%
Allergan	738	133,032
Biogen *	670	233,033
DENTSPLY SIRONA	2,366	143,876
IQVIA Holdings *	2,385	243,723
		753,664
Producer Durables - 4.3%
FedEx	815	213,921
Technology - 29.2% #
Alphabet - Class A *	167	197,431
Alphabet - Class C *	170	198,890
Applied Materials	3,484	186,847
Electronic Arts *	1,772	224,973
Microsoft	4,639	440,751
Symantec	7,025	191,291
		1,440,183
TOTAL COMMON STOCKS
(Cost $3,111,920)		4,818,044

SHORT-TERM INVESTMENTS - 4.6%
Fidelity Institutional Government Portfolio - Class I, 1.22% ^	114,389	114,389
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class, 1.21% ^	114,390	114,390
TOTAL SHORT-TERM INVESTMENTS
(Cost $228,779)		228,779

Total Investments - 102.4%
(Cost $3,340,699)		5,046,823
Other Assets and Liabilities, Net - (2.4)%		(120,348)
Total Net Assets - 100.0%		$4,926,475

*	Non-income producing security.
(a)	Foreign security.
#
As of January 31, 2018, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The financial services sector may be more sensitive to changes in governmental regulation, interest rates, domestic and international economies, loan losses, price competition and industry consolidation. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

^	The rate shown is the annualized seven day effective yield as of January 31, 2018.
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$4,818,044	-	-	$4,818,044
Short-Term Investments	228,779	-	-	228,779
Total Investments	$5,046,823	-	-	$5,046,823

Transfers between Levels are recognized at the end of the reporting period.  During the period ended January 31, 2018, the Fund recognized no transfers between Levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments January 31, 2018 (Unaudited)

Jackson Square SMID-Cap Growth Fund

Description	Shares	Value
COMMON STOCKS - 96.7%
Consumer Discretionary - 13.8%
Cars.com *	453,763	$13,472,224
Dunkin' Brands Group	277,829	17,961,645
Liberty TripAdvisor Holdings - Series A *	917,210	8,071,448
New York Times - Class A	242,664	5,641,938
Shutterstock *	281,513	12,459,765
		57,607,020
Energy - 2.2%
Core Laboratories	79,081	9,038,958
Financial Services - 26.5% #
Affiliated Managers Group	71,944	14,362,181
Element Fleet Management (a)	1,225,338	8,268,541
Equity Commonwealth - REIT *	616,200	18,430,542
LendingClub *	1,598,000	5,848,680
LendingTree *	66,240	24,366,384
MSCI	90,970	12,665,753
Outfront Media - REIT	506,892	11,354,381
Redfin *	477,659	9,696,477
WisdomTree Investments	481,385	5,579,252
		110,572,191
Health Care - 19.0%
ABIOMED *	89,265	20,977,275
athenahealth *	82,121	10,290,582
Bio-Techne	147,637	20,711,995
Bioverativ *	255,041	26,284,525
Cambrex *	19,725	1,111,504
		79,375,881
Producer Durables - 9.4%
Expeditors International of Washington	162,529	10,556,259
Graco	294,445	13,780,026
Zebra Technologies - Class A *	121,103	14,915,045
		39,251,330
Technology - 21.9%
Blackbaud	159,981	15,329,379
Logitech International (a)	361,511	15,161,380
Paycom Software *	172,254	15,785,357
Ubiquiti Networks *	187,314	15,110,620
Wix.com *	257,010	15,690,461
Yelp *	332,331	14,562,744
		91,639,941
Utilities - 3.9%
j2 Global	202,031	16,160,460
TOTAL COMMON STOCKS
(Cost $317,913,248)		403,645,781

SHORT-TERM INVESTMENTS - 3.7%
Fidelity Institutional Government Portfolio - Class I, 1.22% ^	7,640,217	7,640,217
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class, 1.21% ^	7,640,216	7,640,216
TOTAL SHORT-TERM INVESTMENTS
(Cost $15,280,433)		15,280,433

Total Investments - 100.4%
Cost ($333,193,681)		418,926,214
Other Assets and Liabilities, Net - (0.4)%		(1,518,043)
Total Net Assets - 100.0%		$417,408,171

*	Non-income producing security.
#
As of January 31, 2018, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The financial services sector may be more sensitive to changes in governmental regulation, interest rates, domestic and international economies, loan losses, price competition and industry consolidation.

(a)	Foreign security.
^	The rate shown is the annualized seven day effective yield as of January 31, 2018.
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$388,484,401	15,161,380	-	$403,645,781
Short-Term Investments	15,280,433	-	-	15,280,433
Total Investments	$403,764,834	15,161,380	-	$418,926,214

Transfers between Levels are recognized at the end of the reporting period.  During the period ended January 31, 2018, the Fund recognized no transfers between any Levels.  The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  March 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  March 19, 2018

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                           Brian R. Wiedmeyer, Treasurer

Date  March 19, 2018